Accounts Receivable, Net - Schedule of Movement of the Allowance for Credit Loss (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Movement of the Allowance for Credit Loss [Abstract]
Balance at the beginning of the year	¥ (3,013,077)		¥ (1,978,793)
Current period provision	(1,518,121)	$ (217,088)	(3,100,973)	(3,481,333)
Write-offs	254,241		2,066,689	1,502,540
Balance at the end of the year	¥ (4,276,957)		¥ (3,013,077)	¥ (1,978,793)